Consolidated Statements of Operations - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Total revenues			$ 2,342		$ 119,371	$ 119,371	$ 839,359
Cost of revenues			(2,342)		(119,371)	(119,371)	(742,048)
Gross profit							97,311
Operating expenses:
Research and development	$ 1,677,014	$ 1,941,680	501,158	$ 3,618,694	1,596,198	5,223,589	3,312,699
General and administrative	1,086,865		1,243,517	2,171,693	2,265,568	4,215,908	4,482,552
Total operating expenses	2,763,879	3,026,508	1,744,675	5,790,387	3,861,766	9,439,497	7,795,251
Loss from operations	(2,763,879)	(3,026,508)	(1,744,675)	(5,790,387)	(3,861,766)	(9,439,497)	(7,697,940)
Other income (expense):
Foreign currency transaction (loss) gain	(8,045)		473	(8,833)	1,682	1,591	1,483
Interest income, net	69,823		35,925	145,851	64,767	213,975	(49,129)
Research and development incentives			(31,819)		(25,488)	(25,488)	23,784
CARES Act employee retention credit						312,753	120,771
Other income	125		43	125	43	43	43,223
Loss on extinguishment of debt							(393,791)
Change in fair value of convertible debt			95,551		260,933	260,933	43,066
Total other income	61,903		100,173	137,143	301,937	763,807	(210,593)
Income tax benefit						409,114	1,767,803
Net loss applicable to common stockholders	$ (2,701,976)	$ (2,951,268)	$ (1,644,502)	$ (5,653,244)	$ (3,559,829)	$ (8,266,576)	$ (6,140,730)
Basic net loss per share (in Dollars per share)	$ (0.82)	$ (0.97)	$ (1.31)	$ (1.79)	$ (3.71)	$ (4.98)	$ (12.66)
Diluted net loss per share (in Dollars per share)	$ (0.82)	$ (0.97)	$ (1.31)	$ (1.79)	$ (3.71)	$ (4.98)	$ (12.66)
Basic weighted average common shares outstanding (in Shares)	3,278,677		1,258,985	3,164,784	958,341	1,660,413	484,995
Diluted weighted average common shares outstanding (in Shares)	3,278,677		1,258,985	3,164,784	958,341	1,660,413	484,995
Grant revenue
Total revenues			$ 2,342		$ 119,371	$ 119,371	$ 839,359